UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Special Value Trust

7/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Bonds – 72.0%
Aerospace – 1.0%
BE Aerospace, Inc., 8.5%, 2018	$90,000	$97,646
Bombardier, Inc., 7.5%, 2018 (n)	105,000	111,563
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	203,000	163,415
Oshkosh Corp., 8.25%, 2017	40,000	41,800
Oshkosh Corp., 8.5%, 2020	55,000	57,613

		$472,037

Airlines – 0.8%
American Airlines Pass-Through Trust, 7.377%, 2019	$72,701	$61,796
Continental Airlines, Inc., 7.339%, 2014	284,994	281,431
Delta Air Lines, Inc., 7.711%, 2011	50,000	51,185

		$394,412

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$95,000	$99,394
Propex Fabrics, Inc., 10%, 2012 (d)	395,000	40

		$99,434

Asset-Backed & Securitized – 1.4%
Anthracite Ltd., CDO, 6%, 2037 (z)	$450,000	$22,500
Banc of America Commercial Mortgage, Inc., FRN, 6.227%, 2051 (z)	328,951	93,503
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049	220,000	46,863
Falcon Franchise Loan LLC, FRN, 3.086%, 2025 (i)(z)	393,569	31,761
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	142,189	51,165
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	217,049	70,325
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	595,809	175,419
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.061%, 2051	95,000	27,891
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	95,000	29,626
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	64,000	49,724
Morgan Stanley Capital I, Inc., FRN, 1.242%, 2039 (i)(z)	585,554	19,323
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)	225,000	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)	187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047	142,497	29,655
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047	89,972	16,261

		$664,133

Automotive – 2.4%
Accuride Corp., 9.5%, 2018 (z)	$65,000	$66,300
Allison Transmission, Inc., 11%, 2015 (n)	145,000	155,875
Ford Motor Credit Co. LLC, 12%, 2015	595,000	708,175
General Motors Corp., 7.125%, 2013 (d)	245,000	81,769
Goodyear Tire & Rubber Co., 10.5%, 2016	105,000	117,600

		$1,129,719

Basic Industry – 0.2%
TriMas Corp., 9.75%, 2017 (n)	$100,000	$102,125

Broadcasting – 4.2%
Allbritton Communications Co., 8%, 2018 (n)	$55,000	$54,863
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	126,862	71,891
Entravision Communications Corp., 8.75%, 2017 (z)	30,000	30,300
Gray Television, Inc., 10.5%, 2015 (n)	35,000	34,650
Intelsat Jackson Holdings Ltd., 9.5%, 2016	290,000	309,575
Lamar Media Corp., 6.625%, 2015	170,000	169,150
LBI Media Holdings, Inc., 11%, 2013	325,000	288,438
LBI Media, Inc., 8.5%, 2017 (z)	90,000	77,963
Local TV Finance LLC, 10%, 2015 (p)(z)	162,251	138,139
Newport Television LLC, 13%, 2017 (n)(p)	153,862	119,537
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	210,471	183,054

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
Nexstar Broadcasting Group, Inc., 7%, 2014		$69,000	$63,825
Salem Communications Corp., 9.625%, 2016		33,000	34,815
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		55,000	57,475
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		105,000	108,150
Univision Communications, Inc., 12%, 2014 (n)		65,000	71,338
Univision Communications, Inc., 9.75%, 2015 (n)(p)		235,559	203,336
Young Broadcasting, Inc., 8.75%, 2014 (d)		405,000	0

			$2,016,499

Brokerage & Asset Managers – 1.0%
E*TRADE Financial Corp., 7.875%, 2015		$155,000	$148,025
E*TRADE Financial Corp., 12.5%, 2017		40,000	45,200
Janus Capital Group, Inc., 6.95%, 2017		205,000	210,453
Nuveen Investments, Inc., 10.5%, 2015		90,000	88,425

			$492,103

Building – 1.9%
Associated Materials, Inc., 11.25%, 2014		$230,000	$235,750
Building Materials Holding Corp., 7%, 2020 (n)		45,000	45,338
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	60,000	74,363
Goodman Global, Inc., 13.5%, 2016		$90,000	99,113
Masco Corp., 7.125%, 2020		50,000	50,916
Nortek, Inc., 11%, 2013		205,844	219,738
Ply Gem Industries, Inc., 11.75%, 2013		70,000	74,375
Ply Gem Industries, Inc., 13.125%, 2014		80,000	82,400

			$881,993

Business Services – 1.6%
First Data Corp., 9.875%, 2015		$225,000	$181,125
Interactive Data Corp., 10.25%, 2018 (z)		35,000	36,225
Iron Mountain, Inc., 6.625%, 2016		140,000	140,350
SunGard Data Systems, Inc., 9.125%, 2013		45,000	46,013
SunGard Data Systems, Inc., 10.25%, 2015		290,000	304,500
Terremark Worldwide, Inc., 12%, 2017		55,000	62,700

			$770,913

Cable TV – 2.6%
Cablevision Systems Corp., 8.625%, 2017 (n)		$70,000	$75,163
CCH II LLC, 13.5%, 2016		125,000	148,438
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		25,000	26,188
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		15,000	15,863
Charter Communications, Inc., 10.875%, 2014 (n)		70,000	78,400
CSC Holdings LLC, 8.5%, 2014		50,000	54,000
CSC Holdings LLC, 8.5%, 2015		165,000	177,581
EchoStar Corp., 7.125%, 2016		80,000	82,200
Mediacom LLC, 9.125%, 2019		105,000	106,575
Videotron LTEE, 6.875%, 2014		45,000	45,788
Virgin Media Finance PLC, 9.125%, 2016		303,000	325,725
Virgin Media Finance PLC, 9.5%, 2016		100,000	112,500

			$1,248,421

Chemicals – 2.5%
Ashland, Inc., 9.125%, 2017		$140,000	$159,075
Hexion Specialty Chemicals, Inc., 9.75%, 2014		100,000	99,625
Hexion U.S. Finance Corp., 8.875%, 2018		120,000	115,650
Lumena Resources Corp., 12%, 2014 (n)		250,000	221,250
Lyondell Chemical Co., 11%, 2018		177,304	190,823
Momentive Performance Materials, Inc., 12.5%, 2014		163,000	184,535
Momentive Performance Materials, Inc., 11.5%, 2016		92,000	85,560

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Solutia, Inc., 7.875%, 2020	$135,000	$142,256

		$1,198,774

Computer Software - Systems – 0.2%
Dupont Fabros Technology, Inc., 8.5%, 2017	$95,000	$101,056

Conglomerates – 0.1%
Amsted Industries, Inc., 8.125%, 2018 (z)	$60,000	$61,500

Consumer Products – 0.8%
ACCO Brands Corp., 10.625%, 2015	$15,000	$16,650
ACCO Brands Corp., 7.625%, 2015	60,000	57,600
Central Garden & Pet Co., 8.25%, 2018	75,000	76,125
Easton-Bell Sports, Inc., 9.75%, 2016	55,000	57,888
Libbey Glass, Inc., 10%, 2015 (n)	85,000	90,525
Visant Holding Corp., 8.75%, 2013	95,000	96,900

		$395,688

Consumer Services – 1.0%
KAR Holdings, Inc., 10%, 2015	$215,000	$223,600
KAR Holdings, Inc., FRN, 4.344%, 2014	75,000	70,688
Ticketmaster Entertainment, Inc., 10.75%, 2016	175,000	185,500

		$479,788

Containers – 1.0%
Graham Packaging Holdings Co., 9.875%, 2014	$305,000	$316,438
Owens-Illinois, Inc., 7.375%, 2016	130,000	139,425

		$455,863

Defense Electronics – 0.0%
ManTech International Corp., 7.25%, 2018 (n)	$20,000	$20,400

Electronics – 0.9%
Freescale Semiconductor, Inc., 8.875%, 2014	$105,000	$101,325
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	75,000	79,875
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	70,000	72,275
NXP B.V., 7.875%, 2014	150,000	151,125

		$404,600

Emerging Market Quasi-Sovereign – 0.5%
OAO Gazprom, 9.625%, 2013	$60,000	$67,987
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	151,250

		$219,237

Emerging Market Sovereign – 0.4%
Republic of Argentina, 7%, 2011	$167,000	$167,585

Energy - Independent – 3.9%
Anadarko Petroleum Corp., 5.95%, 2016	$125,000	$120,589
Berry Petroleum Co., 10.25%, 2014	85,000	93,925
Chaparral Energy, Inc., 8.875%, 2017	185,000	178,525
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	168,800
Newfield Exploration Co., 6.625%, 2016	50,000	52,063
OPTI Canada, Inc., 8.25%, 2014	255,000	221,531
Penn Virginia Corp., 10.375%, 2016	160,000	176,000
Petrohawk Energy Corp., 10.5%, 2014	60,000	66,900
Pioneer Natural Resources Co., 6.875%, 2018	105,000	109,574
Pioneer Natural Resources Co., 7.5%, 2020	105,000	113,035
Plains Exploration & Production Co., 7%, 2017	225,000	222,469
Quicksilver Resources, Inc., 9.125%, 2019	55,000	59,950
SandRidge Energy, Inc., 8%, 2018 (n)	175,000	175,000

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Independent – continued
Southwestern Energy Co., 7.5%, 2018		$105,000	$117,600

			$1,875,961

Energy - Integrated – 0.3%
CCL Finance Ltd., 9.5%, 2014 (n)		$105,000	$122,325

Entertainment – 1.0%
AMC Entertainment, Inc., 11%, 2016		$155,000	$165,850
AMC Entertainment, Inc., 8.75%, 2019		200,000	210,000
Cinemark USA, Inc., 8.625%, 2019		75,000	78,000

			$453,850

Financial Institutions – 3.2%
CIT Group, Inc., 7%, 2014		$130,000	$126,425
CIT Group, Inc., 7%, 2017		410,000	386,425
Credit Acceptance Corp., 9.125%, 2017 (z)		60,000	62,475
GMAC, Inc., 6.75%, 2014		220,000	218,900
GMAC, Inc., 8%, 2031		344,000	335,830
International Lease Finance Corp., 5.625%, 2013		225,000	212,625
International Lease Finance Corp., 8.75%, 2017 (n)		130,000	132,600
Nationstar Mortgage LLC, 10.875%, 2015 (z)		80,000	66,900

			$1,542,180

Food & Beverages – 1.1%
ARAMARK Corp., 8.5%, 2015		$105,000	$108,544
B&G Foods, Inc., 7.625%, 2018		75,000	77,531
Constellation Brands, Inc., 7.25%, 2016		55,000	57,338
Pinnacle Foods Finance LLC, 9.25%, 2015		130,000	134,388
Smithfield Foods, Inc., 7.75%, 2017		55,000	53,694
TreeHouse Foods, Inc., 7.75%, 2018		80,000	84,500

			$515,995

Forest & Paper Products – 2.4%
Abitibi-Consolidated, Inc., 7.4%, 2018 (d)		$130,000	$15,763
Boise, Inc., 8%, 2020		105,000	108,675
Cascades, Inc., 7.75%, 2017		70,000	72,800
Cellu Tissue Holdings, Inc., 11.5%, 2014		175,000	190,313
Georgia-Pacific Corp., 7.125%, 2017 (n)		115,000	119,744
Georgia-Pacific Corp., 8%, 2024		105,000	114,450
Georgia-Pacific Corp., 7.25%, 2028		30,000	29,850
JSG Funding PLC, 7.75%, 2015		30,000	30,300
Millar Western Forest Products Ltd., 7.75%, 2013		470,000	413,600
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	67,112

			$1,162,607

Gaming & Lodging – 4.1%
Ameristar Casinos, Inc., 9.25%, 2014		$50,000	$53,375
FelCor Lodging Trust, Inc., 10%, 2014		90,000	95,850
Firekeepers Development Authority, 13.875%, 2015 (n)		190,000	222,300
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		290,000	725
Gaylord Entertainment Co., 6.75%, 2014		140,000	134,400
GWR Operating Partnership LLP, 10.875%, 2017 (n)		100,000	101,250
Harrah’s Operating Co., Inc., 11.25%, 2017		100,000	108,000
Harrah’s Operating Co., Inc., 10%, 2018		66,000	55,523
Harrah’s Operating Co., Inc., 10%, 2018		210,000	176,663
Host Hotels & Resorts, Inc., 9%, 2017		65,000	71,338
MGM Mirage, 10.375%, 2014		20,000	22,100
MGM Mirage, 11.125%, 2017		60,000	68,100
MGM Mirage, 11.375%, 2018 (n)		120,000	113,400
MGM Mirage, 9%, 2020 (n)		45,000	47,250

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
MTR Gaming Group, Inc., 9%, 2012	$80,000	$69,600
Newland International Properties Corp., 9.5%, 2014 (n)	105,000	93,713
Penn National Gaming, Inc., 8.75%, 2019	105,000	109,725
Pinnacle Entertainment, Inc., 7.5%, 2015	135,000	130,950
Royal Caribbean Cruises Ltd., 7%, 2013	40,000	40,900
Royal Caribbean Cruises Ltd., 11.875%, 2015	90,000	106,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	55,000	56,238
Station Casinos, Inc., 6%, 2012 (d)	208,000	4,160
Station Casinos, Inc., 6.5%, 2014 (d)	345,000	863
Station Casinos, Inc., 6.875%, 2016 (d)	565,000	695
Station Casinos, Inc., 7.75%, 2018 (d)	72,000	1,440
Wynn Las Vegas LLC, 7.75%, 2020 (z)	45,000	45,619

		$1,930,377

Industrial – 1.2%
Altra Holdings, Inc., 8.125%, 2016	$70,000	$70,613
Aquilex Corp., 11.125%, 2016 (n)	45,000	46,350
Baldor Electric Co., 8.625%, 2017	175,000	185,500
Great Lakes Dredge & Dock Corp., 7.75%, 2013	85,000	86,063
Hillman Cos., Inc., 10.875%, 2018 (n)	55,000	57,613
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)	65,000	68,250
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)	45,000	45,450

		$559,839

Insurance – 0.9%
American International Group, Inc., 8.175%, to 2038, FRN to 2068	$215,000	$185,975
ING Groep N.V., 5.775% to 2015, FRN to 2049	290,000	236,350

		$422,325

Insurance - Property & Casualty – 1.4%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$235,000	$257,325
USI Holdings Corp., 9.75%, 2015 (z)	310,000	291,400
XL Group PLC, FRN, 6.5%, 2049	170,000	129,200

		$677,925

Machinery & Tools – 0.6%
Case Corp., 7.25%, 2016	$50,000	$52,250
Case New Holland, Inc., 7.875%, 2017 (n)	95,000	99,513
Rental Service Corp., 9.5%, 2014	115,000	118,163

		$269,926

Major Banks – 0.8%
Bank of America Corp., 8% to 2018, FRN to 2049	$160,000	$161,019
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	68,000
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049	185,000	154,938

		$383,957

Medical & Health Technology & Services – 5.5%
Biomet, Inc., 11.625%, 2017	$355,000	$398,044
Capella Healthcare, Inc., 9.25%, 2017 (n)	25,000	26,125
DaVita, Inc., 6.625%, 2013	55,000	55,756
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	134,400
HCA, Inc., 9%, 2014	320,000	326,400
HCA, Inc., 9.25%, 2016	115,000	124,200
HCA, Inc., 8.5%, 2019	100,000	110,500
HealthSouth Corp., 8.125%, 2020	155,000	157,325
Psychiatric Solutions, Inc., 7.75%, 2015	35,000	36,181
Psychiatric Solutions, Inc., 7.75%, 2015	65,000	67,113
Surgical Care Affiliates, Inc., 10%, 2017 (n)	185,000	185,463
Tenet Healthcare Corp., 9.25%, 2015	170,000	179,775

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
U.S. Oncology, Inc., 10.75%, 2014	$130,000	$134,875
United Surgical Partners International, Inc., 8.875%, 2017	60,000	61,500
United Surgical Partners International, Inc., 9.25%, 2017 (p)	80,000	82,400
Universal Hospital Services, Inc., 8.5%, 2015 (p)	185,000	187,313
Universal Hospital Services, Inc., FRN, 4.133%, 2015	35,000	29,925
Vanguard Health Systems, Inc., 8%, 2018	115,000	115,000
VWR Funding, Inc., 10.25%, 2015 (p)	221,812	229,021

		$2,641,316

Metals & Mining – 1.5%
Berau Capital Resources, 12.5%, 2015 (z)	$150,000	$158,175
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	100,000	104,500
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	85,000	89,250
CONSOL Energy, Inc., 8%, 2017 (n)	75,000	79,688
CONSOL Energy, Inc., 8.25%, 2020 (n)	50,000	53,750
FMG Finance Ltd., 10.625%, 2016 (n)	115,000	131,100
Teck Resources Ltd., 10.25%, 2016	35,000	42,350
U.S. Steel Corp., 7.375%, 2020	75,000	75,188

		$734,001

Natural Gas - Distribution – 0.2%
Ferrellgas Partners LP, 8.625%, 2020	$105,000	$109,725

Natural Gas - Pipeline – 1.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$40,000	$39,700
Atlas Pipeline Partners LP, 8.75%, 2018	145,000	144,275
Crosstex Energy, Inc., 8.875%, 2018	110,000	114,950
El Paso Corp., 8.25%, 2016	75,000	81,563
El Paso Corp., 7%, 2017	105,000	109,884
El Paso Corp., 7.75%, 2032	55,000	55,128
Enterprise Products Partners LP, FRN, 7.034%, 2068	40,000	38,200
MarkWest Energy Partners LP, 6.875%, 2014	120,000	120,300
MarkWest Energy Partners LP, 8.75%, 2018	30,000	32,288

		$736,288

Network & Telecom – 1.9%
Cincinnati Bell, Inc., 8.25%, 2017	$30,000	$29,700
Cincinnati Bell, Inc., 8.75%, 2018	170,000	166,175
Citizens Communications Co., 9%, 2031	40,000	41,000
New Communications Holdings, Inc., 8.5%, 2020 (n)	30,000	32,025
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	185,000	194,713
Qwest Communications International, Inc., 7.125%, 2018 (n)	105,000	108,675
Qwest Corp., 8.375%, 2016	60,000	68,250
Windstream Corp., 8.625%, 2016	245,000	255,413
Windstream Corp., 8.125%, 2018 (z)	20,000	20,275

		$916,226

Oil Services – 0.7%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$120,000	$103,500
Basic Energy Services, Inc., 7.125%, 2016	50,000	45,250
Edgen Murray Corp., 12.25%, 2015 (n)	40,000	33,500
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	85,000	83,725
Pioneer Drilling Co., 9.875%, 2018 (n)	80,000	80,400

		$346,375

Oils – 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)	$100,000	$90,000

Other Banks & Diversified Financials – 1.7%
Capital One Financial Corp., 10.25%, 2039	$130,000	$140,725

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
CenterCredit International B.V., 8.625%, 2014	$100,000	$100,000
Citigroup Capital XXI, FRN, 8.3%, 2057	185,000	190,550
LBG Capital No.1 PLC, 7.875%, 2020 (n)	100,000	89,500
Santander UK PLC, 8.963% to 2030, FRN to 2049	210,000	216,300
TuranAlem Finance B.V., 8.25%, 2037 (d)	141,000	68,385

		$805,460

Printing & Publishing – 1.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$22,651	$22,589
American Media Operations, Inc., 14%, 2013 (p)(z)	248,278	158,215
McClatchy Co., 11.5%, 2017 (n)	80,000	84,400
Morris Publishing Group LLC, 10%, 2014	72,056	68,633
Nielsen Finance LLC, 10%, 2014	190,000	198,075
Nielsen Finance LLC, 11.5%, 2016	95,000	106,638
Nielsen Finance LLC, 0%, 2016	141,000	137,475

		$776,025

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$75,000	$79,969

Real Estate – 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017	$120,000	$135,900

Retailers – 3.0%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$55,550
Dollar General Corp., 11.875%, 2017 (p)	62,000	71,765
Express Parent LLC, 8.75%, 2018 (n)	65,000	67,600
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	210,000	201,600
Limited Brands, Inc., 6.9%, 2017	75,000	77,250
Limited Brands, Inc., 6.95%, 2033	40,000	35,700
Macy’s, Inc., 5.75%, 2014	85,000	87,338
Macy’s, Inc., 5.9%, 2016	125,000	128,125
Neiman Marcus Group, Inc., 10.375%, 2015	185,000	192,863
QVC, Inc., 7.375%, 2020 (n)	50,000	51,250
Sally Beauty Holdings, Inc., 10.5%, 2016	230,000	250,700
Toys “R” Us, Inc., 10.75%, 2017	140,000	158,025
Toys “R” Us, Inc., 8.5%, 2017 (n)	60,000	63,150

		$1,440,916

Specialty Stores – 0.6%
Michaels Stores, Inc., 11.375%, 2016	$95,000	$101,888
Payless ShoeSource, Inc., 8.25%, 2013	191,000	193,626

		$295,514

Telecommunications - Wireless – 3.2%
Clearwire Corp., 12%, 2015 (n)	$305,000	$318,725
Cricket Communications, Inc., 7.75%, 2016	95,000	98,325
Crown Castle International Corp., 9%, 2015	80,000	87,600
Crown Castle International Corp., 7.75%, 2017 (n)	60,000	65,550
Crown Castle International Corp., 7.125%, 2019	50,000	51,875
Digicel Group Ltd., 10.5%, 2018 (n)	165,000	176,550
NII Holdings, Inc., 10%, 2016	95,000	104,975
SBA Communications Corp., 8.25%, 2019	35,000	38,325
Sprint Capital Corp., 6.875%, 2028	50,000	43,500
Sprint Nextel Corp., 8.375%, 2017	140,000	146,300
Sprint Nextel Corp., 8.75%, 2032	160,000	162,200
Wind Acquisition Finance S.A., 12%, 2015 (n)	225,000	237,938

		$1,531,863

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.3%
Frontier Communications Corp., 8.125%, 2018	$115,000	$121,900

Tobacco – 0.2%
Alliance One International, Inc., 10%, 2016	$70,000	$72,363

Transportation - Services – 0.9%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$40,000	$40,000
Commercial Barge Line Co., 12.5%, 2017	170,000	182,538
Hertz Corp., 8.875%, 2014	200,000	206,000

		$428,538

Utilities - Electric Power – 2.9%
AES Corp., 8%, 2017	$285,000	$302,456
Calpine Corp., 8%, 2016 (n)	125,000	130,625
Calpine Corp., 7.875%, 2020 (z)	40,000	40,400
Dynegy Holdings, Inc., 7.5%, 2015 (n)	85,000	67,363
Dynegy Holdings, Inc., 7.75%, 2019	155,000	108,500
Edison Mission Energy, 7%, 2017	355,000	241,400
Energy Future Holdings Corp., 10%, 2020 (n)	130,000	130,650
NGC Corp. Capital Trust, 8.316%, 2027	275,000	148,500
Texas Competitive Electric Holdings LLC, 10.25%, 2015	295,000	197,650

		$1,367,544

Total Bonds		$34,323,470

Convertible Bonds – 0.3%
Automotive – 0.3%
Accuride Corp., 7.5%, 2020	$57,297	$140,541

Floating Rate Loans (g)(r) – 1.9%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$66,979	$66,351

Automotive – 0.3%
Ford Motor Co., Term Loan B, 3.35%, 2013	$149,709	$145,374

Broadcasting – 0.3%
Gray Television, Inc., Term Loan B, 3.85%, 2014	$51,978	$48,690
Local TV Finance LLC, Term Loan B, 2.32%, 2013	11,490	10,140
New Young Broadcasting, Term Loan, 8%, 2015	57,673	57,096

		$115,926

Building – 0.2%
Roofing Supply Group, Inc., Term Loan, 7.24%, 2013	$117,757	$115,697

Consumer Services – 0.1%
Realogy Corp., Letter of Credit, 3.37%, 2013	$13,240	$11,544
Realogy Corp., Term Loan, 3.34%, 2013	49,179	42,878

		$54,422

Financial Institutions – 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$19,048	$18,780

Gaming & Lodging – 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$450,000	$15,750
MGM Mirage Inc., 7%, 2014	76,509	65,787

		$81,537

Printing & Publishing – 0.2%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$152,393	$85,933

Utilities - Electric Power – 0.5%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.97%, 2014 (o)	$166,294	$128,937

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Utilities - Electric Power – continued
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.84%, 2014	$130,120	$100,375

		$229,312

Total Floating Rate Loans		$913,332

Common Stocks – 22.9%
Aerospace – 0.8%
Lockheed Martin Corp.	4,910	$368,987

Automotive – 0.7%
Johnson Controls, Inc.	11,450	$329,875

Broadcasting – 0.8%
Dex One Corp. (a)	1,708	$30,949
New Young Broadcasting Holding Co., Inc. (a)	26	51,487
Omnicom Group, Inc.	8,550	318,573
Supermedia, Inc. (a)	172	3,627

		$404,636

Brokerage & Asset Managers – 0.6%
Charles Schwab Corp.	18,540	$274,207

Chemicals – 1.6%
3M Co.	3,270	$279,716
LyondellBasell Industries N.V., “A” (a)	2,196	39,528
LyondellBasell Industries N.V., “B” (a)	5,144	92,592
PPG Industries, Inc.	4,840	336,235

		$748,071

Computer Software - Systems – 0.7%
Hewlett-Packard Co.	6,730	$309,849

Construction – 0.3%
Nortek, Inc. (a)	3,194	$127,760

Consumer Products – 0.9%
Procter & Gamble Co.	7,000	$428,120

Electrical Equipment – 0.8%
Danaher Corp.	9,780	$375,650

Energy - Independent – 1.7%
Apache Corp.	4,710	$450,182
Noble Energy, Inc.	5,610	376,207

		$826,389

Energy - Integrated – 1.0%
Exxon Mobil Corp.	8,160	$486,989

Food & Beverages – 1.4%
General Mills, Inc.	8,020	$274,284
PepsiCo, Inc.	5,690	369,338

		$643,622

Food & Drug Stores – 0.7%
Kroger Co.	15,200	$321,936

General Merchandise – 0.7%
Target Corp.	6,950	$356,674

Insurance – 1.4%
Prudential Financial, Inc.	7,160	$410,196
Travelers Cos., Inc.	5,280	266,376

		$676,572

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Internet – 0.3%
Google, Inc., “A” (a)			300	$145,455

Leisure & Toys – 0.4%
Hasbro, Inc.			5,040	$212,436

Major Banks – 1.8%
Bank of America Corp.			21,230	$298,069
Bank of New York Mellon Corp.			9,130	228,889
Goldman Sachs Group, Inc.			2,200	331,804

				$858,762

Medical Equipment – 0.4%
Becton, Dickinson & Co.			3,020	$207,776

Metals & Mining – 0.2%
United States Steel Corp.			1,750	$77,578

Oil Services – 0.3%
Halliburton Co.			4,980	$148,802

Other Banks & Diversified Financials – 0.3%
Marshall & Ilsley Corp.			19,520	$137,226

Pharmaceuticals – 1.8%
Abbott Laboratories			6,950	$341,106
Johnson & Johnson			8,590	498,993

				$840,099

Printing & Publishing – 0.1%
American Media, Inc.			3,970	$24,298
Golden Books Family Entertainment, Inc. (a)			53,266	0
Quad/Graphics, Inc. (a)			260	11,060

				$35,358

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			180	$7,470

Specialty Stores – 0.3%
Limited Brands, Inc.			6,480	$166,147

Telecommunications - Wireless – 0.7%
Vodafone Group PLC, ADR			15,120	$355,018

Telephone Services – 0.6%
Adelphia Business Solutions, Inc. (a)			40,000	$0
CenturyLink, Inc.			8,390	298,852

				$298,852

Trucking – 0.5%
United Parcel Service, Inc., “B”			3,770	$245,050

Utilities - Electric Power – 1.1%
Entergy Corp.			3,700	$286,787
PG&E Corp.			5,100	226,440

				$513,227

Total Common Stocks				$10,928,593

	Strike Price	First Exercise
Warrants – 0.3%
Broadcasting – 0.3%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.10	7/14/10	70	$138,620

Total Warrants				$138,620

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	606,827	$606,827

Total Investments		$47,051,383

Other Assets, Less Liabilities – 1.3%		621,760

Net Assets – 100.0%		$47,673,143

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,918,941, representing 14.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Accuride Corp., 9.5%, 2018	7/22/10 - 7/23/10	$65,787	$66,300
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/10	16,623	22,589
American Media Operations, Inc., 14%, 2013	1/29/09 - 5/01/10	161,979	158,215
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	38,917	40,000
Amsted Industries, Inc., 8.125%, 2018	7/12/10 - 7/29/10	61,334	61,500
Anthracite Ltd., CDO, 6%, 2037	5/14/02	406,983	22,500
Banc of America Commercial Mortgage, Inc., FRN, 6.227%, 2051	6/19/08	239,382	93,503
Berau Capital Resources, 12.5%, 2015	7/26/10	157,490	158,175
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 11/15/09	127,292	71,891
Calpine Corp., 7.875%, 2020	7/20/10	39,659	40,400
Credit Acceptance Corp., 9.125%, 2017	1/25/10	58,575	62,475
Entravision Communications Corp., 8.75%, 2017	7/22/10	29,617	30,300
Falcon Franchise Loan LLC, FRN, 3.086%, 2025	1/29/03	39,785	31,761
Interactive Data Corp., 10.25%, 2018	7/20/10	35,550	36,225
LBI Media, Inc., 8.5%, 2017	7/18/07	88,838	77,963
Local TV Finance LLC, 10%, 2015	11/13/07 - 5/31/10	158,700	138,139
Morgan Stanley Capital I, Inc., FRN, 1.242%, 2039	7/20/04	14,449	19,323
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	77,883	66,900
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	236,168	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	187,000	19
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	297,645	291,400
Windstream Corp., 8.125%, 2018	7/12/10	19,850	20,275
Wynn Las Vegas LLC, 7.75%, 2020	7/21/10	45,000	45,619

Total Restricted Securities			$1,555,570
% of Net Assets			3.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/10 - continued

The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$10,230,440	$135,230	$214,405	$10,580,075
United Kingdom	355,018	—	—	355,018
Netherlands	132,120	—	—	132,120
Non-U.S. Sovereign Debt	—	455,207	—	455,207
Corporate Bonds	—	28,617,539	—	28,617,539
Commercial Mortgage-Backed Securities	—	641,516	—	641,516
Asset-Backed Securities (including CDO’s)	—	22,617	—	22,617
Foreign Bonds	—	4,727,132	—	4,727,132
Floating Rate Loans	—	856,236	57,096	913,332
Mutual Funds	606,827	—	—	606,827

Total Investments	$11,324,405	$35,455,477	$271,501	$47,051,383

Other Financial Instruments
Forward Currency Contracts	—	(18,585)	—	(18,585)

For further information regarding security characteristics, see the Portfolio of Investments .

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Floating Rate Loans	Total
Balance as of 10/31/09	$5,320	—	$5,320
Accrued discounts/premiums	—	21	21
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	27,078	(1,710)	25,368
Net purchases (sales)	182,007	54,735	236,742
Transfers in and/or out of Level 3	—	4,050	4,050

Balance as of 7/31/10	$214,405	$57,096	$271,501

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at July 31, 2010 is $25,368.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$50,611,106

Gross unrealized appreciation	$2,654,443
Gross unrealized depreciation	(6,214,166)

Net unrealized appreciation (depreciation)	$(3,559,723)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Special Value Trust

Supplemental Information (Unaudited) 7/31/10 - continued

(3) Derivative Contracts at 7/31/10

Forward Foreign Currency Exchange Contracts at 7/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	189,102	9/15/10	$227,834	$246,419	$(18,585)

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS I nstitutional Money Market Portfolio	$400,012	$10,864,865	$(10,658,050)	$606,827

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,334	$606,827

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2010

*	Print name and title of each signing officer under his or her signature.